Other information (Details) (CAD) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Cash paid during the year for:
Interest	25,528	29,625
Income taxes	91	5,072
Cash received during the year for:
Interest	256	8
Income taxes	3,797	97
Non-cash transactions:
Acquisition of property, plant and equipment for continuing operations by means of capital leases	13,812	53,774
Additions to assets held for sale	(5,123)	(10,444)
Net change in property, plant and equipment resulting from reclassification to inventory	0	2,219
Change in non-cash working capital related to piling discontinued operations, excluded from non-cash working capital for continuing operations:
Accounts receivable, net	29,765	70,577
Unbilled revenue	30,275	56,625
Inventories	(644)	3,416
Prepaid expenses and deposits	634	5,050
Accounts payable	(31,847)	(35,292)
Accrued liabilities	(1,603)	(11,534)
Long term portion of liabilities related to equipment leases	(209)	(1,721)
Billings in excess of costs incurred and estimated earnings on uncompleted contracts	(872)	(2,160)
Net changes in non-cash working capital	25,499	84,961
Restricted share units (RSUs) | Restricted share unit plan
Non-cash transactions:
Net change in accrued liabilities related to current portion of plan liabilities	1,430	(1,639)
Deferred stock units (DSUs) | Directors' deferred share unit plan
Non-cash transactions:
Net change in accrued liabilities related to current portion of plan liabilities	(253)	253
Purchase of property, plant and equipment
Non-cash transactions:
Net change in accounts payable related to purchase of property, plant and equipment	2,931	(2,198)
Net change in current portion of equipment lease liabilities included in accrued liabilities related to the purchase of property, plant and equipment	(159)	(1,574)
Net change in long term portion of equipment lease liabilities related to the purchase of property, plant and equipment	1,702	(1,702)
Continuing operations
Non-cash transactions:
Acquisition of property, plant and equipment for continuing operations by means of capital leases	13,812	47,297